Income Taxes (Details) - Schedule of components of income tax provision (benefit) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of components of income tax provision (benefit) [Abstract]
Current tax provision	$ 9,996,987	$ 1,525,824
Deferred tax provision (benefit)	272,514	(584,760)	(55,731)
Total	$ 10,269,501	$ 941,064	$ (55,731)